Taxes payable - Summary of Taxes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Taxes Payable [Abstract]
Taxes On Revenues	$ 2,347	$ 1,738
Income Taxes	3,642	1,872
Other Taxes Payable	451	292
Current tax liabilities	$ 6,440	$ 3,902